Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Severance, Acquisition And Other Costs [Line Items]
Severance	$ (380)	$ (383)
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination and other costs	(137)	(71)
Total severance, acquisition and other costs	(517)	$ (454)
Ziply Fiber
Disclosure Of Severance, Acquisition And Other Costs [Line Items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination and other costs	$ (67)